Expense Example - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2025 Fund - Fidelity Freedom Index 2025 Fund - Premier II Class	Aug. 16, 2024 USD ($)
Expense Example:
1 year	$ 4
3 years	13
5 years	23
10 years	$ 51